Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Share Based Payment Arrangements [Abstract]
Stock option activity and the weighted average exercise price
The stock option activity and the weighted average exercise price are summarized as follows:

	2022		2021

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$

Outstanding – Beginning of year*	6,796,039	24.56	7,557,574	15.38
Granted**	7,920,684	49.47	2,183,108	41.55
Assumed through business combination	—	—	1,226,214	6.40
Exercised	(1,061,359)	16.48	(2,951,034)	7.12
Forfeited	(1,832,054)	47.84	(1,219,823)	22.48

Outstanding – End of fiscal year	11,823,310	38.37	6,796,039	24.48

Exercisable – End of fiscal year	2,600,818	23.05	1,523,685	17.40
*the 2022 beginning of year weighted average exercise price was adjusted from the prior year closing weighted average exercise price to account for the CAD to USD foreign exchange rate used when calculating the current fiscal years weighted average exercise prices.
**Included in the stock options granted in the year were 2,500,000 stock options with vesting dependent on market conditions tied to the Company's future share price performance.

The RSU, DSU and PSU activity and the weighted average grant date fair values	The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2022 are summarized as follows:

	2022		2022		2022
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	939,833	44.93	14,751	26.68	75,182	24.90
Granted	3,016,792	48.89	20,227	47.14	953,290	28.73
Released	(219,208)	52.19	(557)	73.39	(51,094)	24.97
Forfeited	(423,286)	55.50	—	—	(24,088)	24.75

Outstanding – End of year	3,314,131	46.71	34,421	37.95	953,290	28.73
The RSU, DSU and PSU activity and the weighted average grant date fair values as at March 31, 2021 are summarized as follows:

	2021		2021		2021
	RSU		DSU		PSU
	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value	Number of awards	Weighted average grant date fair value
		$		$		$

Outstanding – Beginning of year	117,769	24.67	7,109	25.66	84,326	24.75
Granted	989,384	45.73	7,642	27.64	66,038	25.09
Released	(36,515)	32.17	—	—	(51,094)	24.97
Forfeited	(130,805)	36.30	—	—	(24,088)	24.75

Outstanding – End of year	939,833	44.93	14,751	26.68	75,182	24.90

Weighted average assumptions
The fair value of stock options granted to employees, excluding stock options that contain market conditions, was estimated at the dates of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2022	2021

Expected volatility	47.25%	45.55%
Risk-free interest rate	1.04%	0.38%
Expected option life	4.07 years	4.27 years
Expected dividend yield	0%	0%
Forfeiture rate	27.07%	28.51%
The fair value of stock options granted to employees with vesting dependent on market conditions tied to the Company's future share price performance is measured using the Monte Carlo pricing model to estimate the Company's potential future share price. This model leverages assumptions that the expected volatility of the share price is 41% and the expected option life is 7 years.

Range of exercise prices of outstanding share options
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2022:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 21.90	2,735,944	4.82	11.60	1,017,325	3.28	5.02
21.91 to 27.52	2,137,518	5.67	24.29	796,323	5.12	24.90
27.53 to 33.19	2,238,268	6.34	30.75	302,339	4.94	28.71
33.20 to 65.89	1,855,419	6.25	45.76	286,652	5.07	38.86
65.90 to 94.03	2,856,161	6.22	75.73	198,179	6.14	76.67

Total	11,823,310	5.82	38.37	2,600,818	4.45	23.05
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2021:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 4.86	1,551,131	4.51	3.95	419,063	3.94	3.09
4.87 to 24.52	1,334,262	5.35	14.22	472,154	5.36	14.77
24.53 to 26.73	1,424,350	5.92	25.82	308,005	5.83	25.53
26.74 to 33.52	1,308,231	5.95	29.54	179,099	5.87	28.73
33.53 to 72.94	1,178,065	6.30	55.88	145,364	5.47	35.96

Total	6,796,039	5.56	24.48	1,523,685	5.13	17.40

Stock options outstanding and stock options exercisable
The following table summarizes information with respect to stock options outstanding and stock options exercisable as at March 31, 2022:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 21.90	2,735,944	4.82	11.60	1,017,325	3.28	5.02
21.91 to 27.52	2,137,518	5.67	24.29	796,323	5.12	24.90
27.53 to 33.19	2,238,268	6.34	30.75	302,339	4.94	28.71
33.20 to 65.89	1,855,419	6.25	45.76	286,652	5.07	38.86
65.90 to 94.03	2,856,161	6.22	75.73	198,179	6.14	76.67

Total	11,823,310	5.82	38.37	2,600,818	4.45	23.05
The following table summarizes information with respect to stock options outstanding stock options exercisable as at March 31, 2021:

	Options outstanding			Options exercisable

Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.30 to 4.86	1,551,131	4.51	3.95	419,063	3.94	3.09
4.87 to 24.52	1,334,262	5.35	14.22	472,154	5.36	14.77
24.53 to 26.73	1,424,350	5.92	25.82	308,005	5.83	25.53
26.74 to 33.52	1,308,231	5.95	29.54	179,099	5.87	28.73
33.53 to 72.94	1,178,065	6.30	55.88	145,364	5.47	35.96

Total	6,796,039	5.56	24.48	1,523,685	5.13	17.40